AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 95.2%
Aerospace & Defense — 4.3%
Boeing Co. (The)*	113,616	$17,274,177
General Dynamics Corp.	136,930	41,380,246
General Electric Co.	67,337	12,698,411
Huntington Ingalls Industries, Inc.(a)	21,191	5,602,477
L3Harris Technologies, Inc.	120,997	28,781,556
Northrop Grumman Corp.	31,273	16,514,333
RTX Corp.	199,372	24,155,912
		146,407,112
Air Freight & Logistics — 0.8%
FedEx Corp.	46,053	12,603,785
United Parcel Service, Inc. (Class B Stock)	116,349	15,863,023
		28,466,808
Automobile Components — 0.4%
Magna International, Inc. (Canada)	347,236	14,250,565
Automobiles — 0.7%
General Motors Co.	498,747	22,363,815
Banks — 8.2%
Bank of America Corp.	761,202	30,204,495
Citigroup, Inc.	850,392	53,234,539
Citizens Financial Group, Inc.	234,571	9,633,831
Fifth Third Bancorp	131,657	5,640,186
Huntington Bancshares, Inc.	539,051	7,924,050
JPMorgan Chase & Co.	355,612	74,984,346
M&T Bank Corp.	43,980	7,833,718
PNC Financial Services Group, Inc. (The)	74,480	13,767,628
Regions Financial Corp.	308,694	7,201,831
Royal Bank of Canada (Canada)	51,906	6,478,415
Truist Financial Corp.	113,040	4,834,721
U.S. Bancorp	473,928	21,672,727
Wells Fargo & Co.	684,181	38,649,385
		282,059,872
Beverages — 1.6%
Coca-Cola Co. (The)	93,937	6,750,313
Diageo PLC (United Kingdom)	365,232	12,757,519
Keurig Dr. Pepper, Inc.	289,783	10,861,067
PepsiCo, Inc.	84,803	14,420,750
Pernod Ricard SA (France)	61,374	9,285,421
		54,075,070
Biotechnology — 1.1%
AbbVie, Inc.	87,177	17,215,714
Biogen, Inc.*	22,057	4,275,529
Gilead Sciences, Inc.	186,988	15,677,074
		37,168,317
Broadline Retail — 0.1%
Kohl’s Corp.(a)	95,499	2,015,029
Building Products — 0.5%
Johnson Controls International PLC	102,861	7,983,042
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Trane Technologies PLC	21,070	$8,190,541
		16,173,583
Capital Markets — 4.5%
Ares Management Corp. (Class A Stock)	62,894	9,801,401
Bank of New York Mellon Corp. (The)	147,818	10,622,201
BlackRock, Inc.	14,557	13,822,017
Charles Schwab Corp. (The)	196,052	12,706,130
Goldman Sachs Group, Inc. (The)	8,578	4,247,054
Intercontinental Exchange, Inc.	40,137	6,447,608
KKR & Co., Inc.	114,441	14,943,706
Morgan Stanley	304,651	31,756,820
Nasdaq, Inc.	354,006	25,845,978
Raymond James Financial, Inc.	72,858	8,922,191
State Street Corp.	175,188	15,498,882
		154,613,988
Chemicals — 2.1%
Celanese Corp.(a)	51,924	7,059,587
CF Industries Holdings, Inc.(a)	99,857	8,567,731
Corteva, Inc.	107,773	6,335,975
DuPont de Nemours, Inc.	144,635	12,888,425
Olin Corp.	254,947	12,232,357
PPG Industries, Inc.	102,938	13,635,167
RPM International, Inc.	34,829	4,214,309
Sherwin-Williams Co. (The)	15,042	5,741,080
		70,674,631
Commercial Services & Supplies — 0.0%
Veralto Corp.	6,402	716,128
Communications Equipment — 1.9%
Cisco Systems, Inc.	263,519	14,024,481
F5, Inc.*	140,287	30,891,197
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,720,137	20,618,639
		65,534,317
Consumer Finance — 1.0%
American Express Co.	96,449	26,156,969
Capital One Financial Corp.	23,720	3,551,595
Discover Financial Services	34,816	4,884,337
		34,592,901
Consumer Staples Distribution & Retail — 0.9%
Target Corp.	106,841	16,652,238
Walmart, Inc.	171,671	13,862,433
		30,514,671
Containers & Packaging — 0.3%
International Paper Co.(a)	186,521	9,111,551
Distributors — 0.1%
LKQ Corp.	62,277	2,486,098
Electric Utilities — 4.0%
American Electric Power Co., Inc.	123,224	12,642,782
Duke Energy Corp.	189,148	21,808,764
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Eversource Energy	58,321	$3,968,744
Exelon Corp.	374,740	15,195,707
PG&E Corp.	684,046	13,523,590
PPL Corp.	690,191	22,831,518
Southern Co. (The)	434,983	39,226,767
Xcel Energy, Inc.	125,696	8,207,949
		137,405,821
Electrical Equipment — 1.1%
Eaton Corp. PLC	47,749	15,825,929
Emerson Electric Co.(a)	75,342	8,240,154
GE Vernova, Inc.*	19,011	4,847,425
Rockwell Automation, Inc.	26,914	7,225,332
		36,138,840
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	12,751	2,885,551
Corning, Inc.	265,765	11,999,290
TE Connectivity PLC (Ireland)	171,670	25,920,453
		40,805,294
Energy Equipment & Services — 1.0%
Baker Hughes Co.	275,896	9,973,641
Halliburton Co.(a)	119,366	3,467,582
NOV, Inc.(a)	915,962	14,627,913
Schlumberger NV	133,700	5,608,715
		33,677,851
Entertainment — 0.3%
Walt Disney Co. (The)	61,574	5,922,803
Warner Bros Discovery, Inc.*(a)	650,970	5,370,502
		11,293,305
Financial Services — 1.7%
Corebridge Financial, Inc.	236,870	6,907,129
Equitable Holdings, Inc.	251,091	10,553,355
Euronet Worldwide, Inc.*(a)	74,081	7,351,058
Fidelity National Information Services, Inc.	185,991	15,576,746
Fiserv, Inc.*	100,654	18,082,491
		58,470,779
Food Products — 2.0%
Archer-Daniels-Midland Co.	163,733	9,781,409
Conagra Brands, Inc.	373,811	12,156,334
General Mills, Inc.(a)	45,226	3,339,940
Kraft Heinz Co. (The)(a)	319,100	11,203,601
Mondelez International, Inc. (Class A Stock)	192,076	14,150,239
Nestle SA	135,739	13,640,743
Tyson Foods, Inc. (Class A Stock)	83,531	4,975,106
		69,247,372
Gas Utilities — 0.3%
Atmos Energy Corp.	81,275	11,273,655
	Shares	Value
Common Stocks (continued)
Ground Transportation — 1.8%
Canadian National Railway Co. (Canada) (NYSE)	47,968	$5,619,451
Canadian National Railway Co. (Canada) (TSX)	46,880	5,489,582
Knight-Swift Transportation Holdings, Inc.(a)	64,147	3,460,731
Norfolk Southern Corp.	78,079	19,402,632
Union Pacific Corp.	114,953	28,333,615
		62,306,011
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	133,174	15,183,168
Baxter International, Inc.	223,724	8,494,800
Becton, Dickinson & Co.	62,170	14,989,187
GE HealthCare Technologies, Inc.	155,459	14,589,827
Medtronic PLC	224,500	20,211,735
Zimmer Biomet Holdings, Inc.(a)	178,927	19,315,170
		92,783,887
Health Care Providers & Services — 6.4%
Cigna Group (The)	144,840	50,178,370
CVS Health Corp.	477,148	30,003,066
Elevance Health, Inc.	124,512	64,746,240
HCA Healthcare, Inc.	21,551	8,758,973
Humana, Inc.(a)	12,722	4,029,566
McKesson Corp.	53,353	26,378,790
UnitedHealth Group, Inc.	62,063	36,286,995
		220,382,000
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.(a)	248,970	4,381,872
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.	1,917	8,074,634
Las Vegas Sands Corp.(a)	184,860	9,305,852
Marriott International, Inc. (Class A Stock)	59,179	14,711,900
Starbucks Corp.(a)	40,623	3,960,336
		36,052,722
Household Products — 1.1%
Colgate-Palmolive Co.	107,570	11,166,842
Kimberly-Clark Corp.	131,573	18,720,207
Reckitt Benckiser Group PLC (United Kingdom)	108,529	6,640,258
		36,527,307
Industrial Conglomerates — 1.6%
Honeywell International, Inc.	169,469	35,030,937
Siemens AG (Germany)	93,250	18,865,217
Siemens AG (Germany), ADR	4,686	473,520
		54,369,674
Industrial REITs — 0.8%
Prologis, Inc.	144,976	18,307,569
Rexford Industrial Realty, Inc.(a)	170,701	8,587,968
		26,895,537

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 7.5%
American International Group, Inc.	543,459	$39,797,502
Aon PLC (Class A Stock)	81,240	28,108,228
Chubb Ltd.	158,169	45,614,358
Hartford Financial Services Group, Inc. (The)	276,458	32,514,225
Marsh & McLennan Cos., Inc.	125,131	27,915,475
MetLife, Inc.	197,768	16,311,905
Progressive Corp. (The)	182,252	46,248,267
Travelers Cos., Inc. (The)	87,615	20,512,424
		257,022,384
Interactive Media & Services — 0.4%
Alphabet, Inc. (Class A Stock)	73,918	12,259,300
IT Services — 1.4%
Accenture PLC (Ireland) (Class A Stock)	96,299	34,039,771
Amdocs Ltd.	153,236	13,405,085
		47,444,856
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	20,200	12,495,114
Machinery — 3.2%
AGCO Corp.(a)	16,847	1,648,647
CNH Industrial NV	610,307	6,774,408
Cummins, Inc.	79,024	25,587,181
Deere & Co.	13,529	5,646,058
IDEX Corp.	15,972	3,425,994
Illinois Tool Works, Inc.(a)	44,886	11,763,274
Otis Worldwide Corp.	37,501	3,897,854
PACCAR, Inc.	270,496	26,692,545
Stanley Black & Decker, Inc.(a)	205,184	22,596,914
		108,032,875
Media — 1.7%
Comcast Corp. (Class A Stock)	800,458	33,435,131
News Corp. (Class A Stock)	388,340	10,341,494
Omnicom Group, Inc.(a)	46,032	4,759,249
Paramount Global (Class B Stock)(a)	182,742	1,940,720
WPP PLC (United Kingdom), ADR(a)	143,934	7,363,663
		57,840,257
Metals & Mining — 0.5%
Barrick Gold Corp. (Canada)	335,819	6,679,440
Rio Tinto PLC (Australia), ADR(a)	153,179	10,901,749
		17,581,189
Multi-Utilities — 2.3%
Ameren Corp.	146,617	12,823,123
Dominion Energy, Inc.(a)	813,496	47,011,934
Sempra	230,861	19,306,905
		79,141,962
Oil, Gas & Consumable Fuels — 6.9%
APA Corp.	831,908	20,348,470
Chevron Corp.	105,654	15,559,665
ConocoPhillips(a)	536,458	56,478,298
Coterra Energy, Inc.	418,719	10,028,320
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
EOG Resources, Inc.	118,862	$14,611,706
EQT Corp.	536,150	19,644,536
Exxon Mobil Corp.	296,284	34,730,410
Marathon Oil Corp.	237,101	6,314,000
Murphy Oil Corp.	70,113	2,365,613
Ovintiv, Inc.	225,396	8,634,921
Phillips 66	30,312	3,984,512
Shell PLC, ADR	200,789	13,242,034
Suncor Energy, Inc. (Canada)	208,072	7,682,018
TotalEnergies SE (France)	97,329	6,320,093
TotalEnergies SE (France), ADR(a)	161,407	10,430,120
Williams Cos., Inc. (The)	121,937	5,566,424
		235,941,140
Passenger Airlines — 0.1%
Southwest Airlines Co.(a)	158,265	4,689,392
Personal Care Products — 1.8%
Kenvue, Inc.	1,858,616	42,989,788
Unilever PLC (United Kingdom), ADR	303,337	19,704,772
		62,694,560
Pharmaceuticals — 4.8%
AstraZeneca PLC (United Kingdom), ADR	152,934	11,915,088
Bristol-Myers Squibb Co.	102,186	5,287,104
GSK PLC, ADR(a)	154,425	6,312,894
Johnson & Johnson	380,274	61,627,205
Merck & Co., Inc.	217,586	24,709,066
Pfizer, Inc.	1,166,077	33,746,268
Roche Holding AG	31,949	10,224,231
Sanofi SA, ADR	140,053	8,071,254
Viatris, Inc.	359,039	4,168,443
		166,061,553
Professional Services — 0.4%
Equifax, Inc.	41,602	12,225,164
Residential REITs — 0.4%
AvalonBay Communities, Inc.(a)	68,635	15,460,034
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	103,605	23,846,763
Broadcom, Inc.	47,060	8,117,850
Intel Corp.	142,438	3,341,595
KLA Corp.	22,333	17,294,899
NXP Semiconductors NV (China)	91,331	21,920,353
QUALCOMM, Inc.	93,232	15,854,102
Texas Instruments, Inc.	118,088	24,393,438
		114,769,000
Software — 0.2%
Microsoft Corp.	16,059	6,910,188
Specialized REITs — 1.7%
Crown Castle, Inc.	102,832	12,198,960
Gaming & Leisure Properties, Inc.	214,258	11,023,574
Lamar Advertising Co. (Class A Stock)(a)	39,125	5,227,100
Public Storage	12,397	4,510,896

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Weyerhaeuser Co.	721,196	$24,419,697
		57,380,227
Specialty Retail — 1.1%
Industria de Diseno Textil SA (Spain), ADR(a)	89,970	2,670,310
Lowe’s Cos., Inc.	96,907	26,247,261
Tractor Supply Co.	24,542	7,140,004
		36,057,575
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd. (South Korea)	156,688	7,323,412
Western Digital Corp.*	109,980	7,510,534
		14,833,946
Tobacco — 0.7%
Philip Morris International, Inc.	209,890	25,480,646
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	4,239	4,403,516
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	41,385	8,540,209

Total Common Stocks (cost $2,786,243,029)		3,260,501,470
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell 1000 Value ETF	367,972	69,841,086
SPDR Portfolio S&P 500 Value ETF	629,626	33,282,030

Total Unaffiliated Exchange-Traded Funds (cost $87,139,613)		103,123,116

Total Long-Term Investments (cost $2,873,382,642)		3,363,624,586
Short-Term Investments — 6.6%
Affiliated Mutual Funds — 5.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	30,999,421	30,999,421
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $167,776,919; includes $167,040,869 of cash collateral for securities on loan)(b)(wb)	167,847,237	167,780,099

Total Affiliated Mutual Funds (cost $198,776,340)		198,779,520

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.2%
Federal Home Loan Bank
4.250%	10/01/24	7,239	$7,238,011
(cost $7,239,000)

	Shares
Unaffiliated Fund — 0.6%
Dreyfus Government Cash Management (7-day effective yield 4.803%) (Institutional Shares)	19,165,611	19,165,611
(cost $19,165,611)

Total Short-Term Investments (cost $225,180,951)		225,183,142

TOTAL INVESTMENTS—104.8% (cost $3,098,563,593)		3,588,807,728

Liabilities in excess of other assets — (4.8)%		(165,543,220)

Net Assets — 100.0%		$3,423,264,508

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
NYSE	New York Stock Exchange
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
TSX	Toronto Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $162,457,409; cash collateral of $167,040,869 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4